Label	Element	Value
FPA Crescent Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FPA Funds Trust

FPA Crescent Fund

Institutional Class (FPACX)

Supplement dated September 4, 2020 to the

Prospectus dated April 30, 2020

This Supplement amends information in the Prospectus for the FPA Crescent Fund (the “Fund”), a series of FPA Funds Trust, dated April 30, 2020.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective immediately, the current single class of shares of the Fund is hereby renamed Institutional Class shares, and all references to the current single class of shares of the Fund in the Prospectus are hereby superseded and replaced with references to Institutional Class shares. In addition, the following changes are made:

Risk/Return [Heading]	rr_RiskReturnHeading	FPA Crescent Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The section titled “Fees and Expenses” on page 2 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Institutional Class

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund’s Institutional Class. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of this class.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Institutional Class of Shares (expenses that you pay each year as a percentage of the value of your investment in this class)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 04, 2021
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of this class.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN FOR FUTURE REFERENCE.
FPA Crescent Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Before Short Sale Dividend and Interest Expenses)	rr_OtherExpensesOverAssets	0.07%
Total Expenses (Before Short Sale Dividend and Interest Expenses)	rr_ExpensesOverAssets	1.07%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[2]
Total Annual Operating Expenses	rr_NetExpensesOverAssets	1.21%
Short sale dividend and interest expenses	ck0000924727_ShortSaleDividendAndInterestExpenses	0.16%
Total Operating Expenses Before Short Sale Dividend and Interest Expenses	ck0000924727_TotalOperatingExpensesBeforeShortSaleDividendAndInterestExpenses	1.05%

[1]	The Management fees include both the advisory fee of 0.93% and class-specific administrative service fee of 0.07%. For additional information about the administrative service fee please see the section titled "Management of the Fund."
[2]	First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for operating expenses in excess of 0.05% of the average net assets of the Fund, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through September 4, 2021. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.